UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-4019

Exact Name of Registrant as Specified in Charter:  USAA INVESTMENT TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA GROWTH AND TAX STRATEGY FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2005

[LOGO OF USAA]
    USAA(R)

                  USAA GROWTH and
                        TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     FEBRUARY 28, 2005

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                             MARKET
     AMOUNT                                                                               COUPON                         VALUE
      (000)     SECURITY                                                                    RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
                TAX-EXEMPT SECURITIES (53.1%)

                TAX-EXEMPT BONDS (51.0%)

                ARIZONA (1.8%)
    $ 3,000     Maricopa County School District GO (INS)                                    5.00%       7/01/2017     $  3,331

                ARKANSAS (1.4%)
      2,500     Conway Health Facilities Board Hospital RB, Series 1999A                    6.40        8/01/2029        2,663

                CALIFORNIA (1.1%)
      2,000     Public Works Board RB (MLO), Series 2004F                                   5.00       11/01/2029        2,066

                CONNECTICUT (3.3%)
      6,000     Mashantucket (Western) Pequot Tribe RB, Series 1997B(b)                     5.75        9/01/2027        6,178

                GEORGIA (2.7%)
      4,500     Atlanta Airport RB, Series 2000A (INS)                                      5.60        1/01/2030        5,057

                HAWAII (1.1%)
      2,000     State GO, Series 2003DA (INS)                                               5.25        9/01/2019        2,188

                ILLINOIS (2.6%)
      5,500     Health Facilities Auth. RB, Series 1996 (Mercy Hospital)                    6.38        1/01/2015        4,944

                LOUISIANA (1.4%)
      2,500     Local Government Environmental Facilities and Community
                Development Auth. RB, Series 2000 (INS)                                     6.55        9/01/2025        2,747

                MAINE (1.8%)
      3,000     Health and Higher Educational Facilities Auth. RB, Series 2000C (INS)       5.75        7/01/2030        3,353

                MICHIGAN (4.5%)
      4,000     Detroit Sewage Disposal RB, Series 1999A (INS)(e)                           5.75        7/01/2026        4,512
      4,000     Hospital Finance Auth. RB, Series 1996                                      6.25       10/01/2027        4,076

                MONTANA (0.5%)
      1,000     Facility Finance Auth. RB, Series 2002 (Providence Services) (INS)          4.75       12/01/2021        1,032

                NEW JERSEY (0.5%)
      1,000     Middlesex County Improvement Auth. RB, Series 2004A                         5.00        8/15/2023        1,031

                NEW YORK (8.3%)
      2,000     Housing Finance Agency RB, Series 2005A (INS)(d)                            5.00        9/15/2034        2,076
      4,000     Metropolitan Transportation Auth. RB, Series 2000A                          6.00        4/01/2030        4,557
      2,395     New York City GO, Series 2000A (PRE)                                        6.00        5/15/2020        2,754
        295     New York City GO, Series 2000A                                              6.00        5/15/2020          329
      1,000     Sales Tax Asset Receivables Co. RB, Series 2004A (INS)                      5.00       10/15/2032        1,045
      1,000     State Environmental Facilities Corp. RB, Series 2004E                       5.00        6/15/2025        1,056
      2,000     Urban Development Corp. RB, Series 2002C-1                                  5.00        3/15/2024        2,213
      1,500     Urban Development Corp. RB, Series 2002C-1                                  5.00        3/15/2025        1,660

                OHIO (2.0%)
      1,000     Municipal Electric Generation Agency RB (INS)                               5.00        2/15/2023        1,056
      2,470     State Univ. General Receipt Bonds, Series 2003B                             5.25        6/01/2017        2,720

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

  PRINCIPAL                                                                                                             MARKET
     AMOUNT                                                                               COUPON                         VALUE
      (000)     SECURITY                                                                    RATE         MATURITY        (000)
------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND (0.1%)
    $   205     Housing and Mortgage Finance Corp. SFH RB, Series 15-A                      6.85%      10/01/2024     $    209

                TEXAS (13.5%)
      3,410     Fort Worth Higher Education Finance Corp. RB, Series 1997A                  6.00       10/01/2016        3,431
      4,000     Houston Utility Systems RB, Series 2004A (INS)                              5.13        5/15/2028        4,208
      5,675     Lewisville RB, Series 1998B (INS)                                           5.80        9/01/2025        6,363
     30,270     Northwest ISD GO, Series 1997 (NBGA)                                        6.38(a)     8/15/2032        5,854
      2,000     Pflugerville GO, Series 2003A (INS)                                         5.00        8/01/2028        2,075
      3,420     San Antonio Water System RB, Series 2002A (INS)                             5.50        5/15/2018        3,805

                WASHINGTON (0.5%)
      1,000     Vancouver Downtown Redevelopment Auth. RB, Series 2003A (INS)               5.00        1/01/2023        1,011

                WISCONSIN (3.9%)
        500     Muskego Norway School District GO (INS)                                     5.00        4/01/2022          529
      6,030     Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000 (INS)        6.13        4/01/2021        6,801
                                                                                                                      --------
                Total tax-exempt bonds (cost: $89,756)                                                                  96,930
                                                                                                                      --------

                TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.1%)

                VARIABLE-RATE DEMAND NOTES (1.2%)(c)
                ------------------------------------
                MISSOURI (0.5%)
      1,000     Health and Educational Facilities Auth. RB, Series 2004A
                   (LOC - Bank of America)                                                  1.82        7/01/2029        1,000
                                                                                                                      --------
                NEW YORK (0.1%)
        100     Dormitory Auth. RB, Series 1993 (LOC - Landesbank Hessen-Thuringen)         1.85        7/01/2023          100
                                                                                                                      --------
                VIRGINIA (0.6%)
      1,200     Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                          1.82       12/01/2031        1,200
                                                                                                                      --------
                                                                                                                         2,300
                                                                                                                      --------
                MONEY MARKET FUND (0.9%)(f)
                ---------------------------
      1,615     SSgA Tax Free Money Market Fund                                             1.32                -        1,615
                                                                                                                      --------
                Total tax-exempt money market instruments (cost: $3,915)                                                 3,915
                                                                                                                      --------
                Total tax-exempt securities (cost: $93,671)                                                            100,845
                                                                                                                      --------

     NUMBER
  OF SHARES
-----------
                BLUE CHIP STOCKS (47.9%)

                AIR FREIGHT & LOGISTICS (0.6%)
     21,075     Expeditors International of Washington, Inc.                                                             1,170
                                                                                                                      --------
                APPAREL, ACCESSORIES, & LUXURY GOODS (1.2%)
     41,850     Coach, Inc.*                                                                                             2,324
                                                                                                                      --------
                APPAREL RETAIL (1.0%)
     50,275     Chico's FAS, Inc.*                                                                                       1,481
     10,275     Urban Outfitters, Inc.*                                                                                    427
                                                                                                                      --------
                                                                                                                         1,908
                                                                                                                      --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
                APPLICATION SOFTWARE (0.4%)
     28,175     Autodesk, Inc.                                                                                        $    837
                                                                                                                      --------
                ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
     31,862     Legg Mason, Inc.                                                                                         2,569
     22,675     T. Rowe Price Group, Inc.                                                                                1,392
                                                                                                                      --------
                                                                                                                         3,961
                                                                                                                      --------
                BIOTECHNOLOGY (0.5%)
     20,550     Genentech, Inc.*                                                                                           970
                                                                                                                      --------
                CASINOS & GAMING (0.8%)
     20,925     MGM Mirage, Inc.*                                                                                        1,552
                                                                                                                      --------
                COMMUNICATIONS EQUIPMENT (1.0%)
     52,050     QUALCOMM, Inc.                                                                                           1,880
                                                                                                                      --------
                COMPUTER HARDWARE (3.2%)
     93,950     Apple Computer, Inc.*                                                                                    4,215
     48,800     Dell, Inc.*                                                                                              1,956
                                                                                                                      --------
                                                                                                                         6,171
                                                                                                                      --------
                COMPUTER STORAGE & PERIPHERALS (0.7%)
     43,000     Network Appliance, Inc.*                                                                                 1,290
                                                                                                                      --------
                CONSUMER FINANCE (1.7%)
     16,500     American Express Co.                                                                                       893
     14,900     Capital One Financial Corp.                                                                              1,143
     16,575     First Marblehead Corp.*                                                                                  1,153
                                                                                                                      --------
                                                                                                                         3,189
                                                                                                                      --------
                DRUG RETAIL (1.0%)
     42,550     Walgreen Co.                                                                                             1,822
                                                                                                                      --------
                ELECTRICAL COMPONENTS & EQUIPMENT (0.8%)
     24,575     Rockwell Automation, Inc.                                                                                1,527
                                                                                                                      --------
                FOOD RETAIL (0.7%)
     13,325     Whole Foods Market, Inc.                                                                                 1,370
                                                                                                                      --------
                FOOTWEAR (1.0%)
     21,425     Nike, Inc. "B"                                                                                           1,863
                                                                                                                      --------
                HEALTH CARE EQUIPMENT (2.3%)
     13,450     Kinetic Concepts, Inc.*                                                                                    878
     24,075     St. Jude Medical, Inc.*                                                                                    941
     21,250     Stryker Corp.                                                                                            1,055
     17,050     Zimmer Holdings, Inc.*                                                                                   1,465
                                                                                                                      --------
                                                                                                                         4,339
                                                                                                                      --------
                HEALTH CARE SERVICES (0.6%)
     28,650     Caremark Rx, Inc.*                                                                                       1,097
                                                                                                                      --------
                HOME ENTERTAINMENT SOFTWARE (1.0%)
     28,600     Electronic Arts, Inc.*                                                                                   1,844
                                                                                                                      --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
                HOMEBUILDING (2.2%)
     20,875     D.R. Horton, Inc.                                                                                     $    914
     19,900     Pulte Homes, Inc.                                                                                        1,553
     19,300     Toll Brothers, Inc.*                                                                                     1,699
                                                                                                                      --------
                                                                                                                         4,166
                                                                                                                      --------
                HOTELS, RESORTS, & CRUISE LINES (0.7%)
     23,750     Starwood Hotels & Resorts Worldwide, Inc. "B"                                                            1,360
                                                                                                                      --------
                HOUSEHOLD PRODUCTS (0.7%)
     26,225     Procter & Gamble Co.                                                                                     1,392
                                                                                                                      --------
                INDUSTRIAL CONGLOMERATES (1.6%)
     87,400     General Electric Co.                                                                                     3,077
                                                                                                                      --------
                INDUSTRIAL MACHINERY (1.0%)
     36,375     Danaher Corp.                                                                                            1,970
                                                                                                                      --------
                INTERNET RETAIL (1.0%)
     44,100     eBay, Inc.*                                                                                              1,889
                                                                                                                      --------
                INTERNET SOFTWARE & SERVICES (2.0%)
     14,525     Google, Inc. "A"*                                                                                        2,731
     40,200     VeriSign, Inc.*                                                                                          1,102
                                                                                                                      --------
                                                                                                                         3,833
                                                                                                                      --------
                INVESTMENT BANKING & BROKERAGE (1.4%)
     12,250     Goldman Sachs Group, Inc.                                                                                1,333
     15,600     Lehman Brothers Holdings, Inc.                                                                           1,422
                                                                                                                      --------
                                                                                                                         2,755
                                                                                                                      --------
                IT CONSULTING & OTHER SERVICES (0.8%)
     31,550     Cognizant Technology Solutions Corp. "A"*                                                                1,490
                                                                                                                      --------
                LIFE & HEALTH INSURANCE (0.8%)
     25,675     Prudential Financial, Inc.                                                                               1,464
                                                                                                                      --------
                MANAGED HEALTH CARE (3.6%)
     13,800     Aetna, Inc.                                                                                              2,015
     27,175     UnitedHealth Group, Inc.                                                                                 2,477
     18,925     WellPoint, Inc.*                                                                                         2,310
                                                                                                                      --------
                                                                                                                         6,802
                                                                                                                      --------
                MULTI-UTILITIES & UNREGULATED POWER (0.6%)
     73,350     AES Corp.*                                                                                               1,228
                                                                                                                      --------
                OIL & GAS EXPLORATION & PRODUCTION (3.6%)
      6,900     Apache Corp.                                                                                               434
     44,525     Burlington Resources, Inc.                                                                               2,210
     22,525     EOG Resources, Inc.                                                                                      2,053
     46,825     XTO Energy, Inc.                                                                                         2,131
                                                                                                                      --------
                                                                                                                         6,828
                                                                                                                      --------
                PHARMACEUTICALS (1.8%)
     50,775     Johnson & Johnson, Inc.                                                                                  3,331
                                                                                                                      --------

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                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                                                        MARKET
     NUMBER                                                                                                              VALUE
  OF SHARES     SECURITY                                                                                                 (000)
------------------------------------------------------------------------------------------------------------------------------
                PUBLISHING (0.6%)
     15,325     Getty Images, Inc.*                                                                                   $  1,093
                                                                                                                      --------
                SPECIALIZED FINANCE (1.8%)
      9,025     Chicago Mercantile Exchange Holdings, Inc.                                                               1,865
     18,050     Moody's Corp.                                                                                            1,514
                                                                                                                      --------
                                                                                                                         3,379
                                                                                                                      --------
                SYSTEMS SOFTWARE (2.5%)
     15,475     Adobe Systems, Inc.                                                                                        956
    164,550     Oracle Corp.*                                                                                            2,124
     75,950     Symantec Corp.*                                                                                          1,672
                                                                                                                      --------
                                                                                                                         4,752
                                                                                                                      --------
                TRADING COMPANIES & DISTRIBUTORS (0.6%)
     18,675     Fastenal Co.                                                                                             1,092
                                                                                                                      --------
                Total blue chip stocks (cost: $78,048)                                                                  91,015
                                                                                                                      --------
                TOTAL INVESTMENTS (COST: $171,719)                                                                    $191,860
                                                                                                                      ========

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the
         Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the Fund).

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Equity securities, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

            2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

            3. Investments in open-end investment companies, other than exchange-traded funds, are valued at their NAV at the end of each business day.

            4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

            5. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

            6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

         B. As of February 28, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2005, were $21,368,000 and $1,227,000, respectively, resulting in net unrealized appreciation of $20,141,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $189,953,000 at February 28, 2005, and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO       General Obligation
         IDA      Industrial Development Authority/Agency
         ISD      Independent School District
         MLO      Municipal Lease Obligation
         PRE      Prerefunded to a date prior to maturity
         RB       Revenue Bond
         SFH      Single-Family Housing

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, or other corporation, or a collateral trust may provide the enhancement.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit.
         (NBGA)   Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.
         (INS)    Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., ACA Financial Guaranty Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

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USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 28, 2005 (UNAUDITED)

         (c) Variable-rate demand note (VRDN) - provides the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         (d) At February 28, 2005, the cost of securities purchased on a when-issued basis was $2,082,000.

         (e) At February 28, 2005, portions of these securities were segregated to cover when-issued purchases.

         (f) Rate represents the money market fund annualized seven-day yield at February 28, 2005.

         * Non-income-producing security for the 12 months preceding February 28, 2005.

             TRUSTEES    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48472-0405                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    APRIL 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    APRIL 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    APRIL 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.